Derivative Warrants Liabilities (Details 1) - 12 months ended Dec. 31, 2017	$ / shares shares	₪ / shares shares
Series A (Mar-2016) (10B(a)) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and Exercisable
Exercise Price Per Share | (per share)	$ 0.86	₪ 3
Exercisable Through	August 2017	August 2017
Series B (Mar-2016) (10B(a)) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and Exercisable	9,752,984	9,752,984
Exercise Price Per Share | (per share)	$ 1.53	₪ 4
Exercisable Through	February 2019	February 2019
Series A (May-2016) (10B(b)) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and Exercisable
Exercise Price Per Share | (per share)	$ 0.86	₪ 3
Exercisable Through	November 2017	November 2017
Series B (May-2016) (10B(b)) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and Exercisable	2,028,568	2,028,568
Exercise Price Per Share | (per share)	$ 1.53	₪ 4
Exercisable Through	May 2019	May 2019
Series E (Oct-2016) (10B(c)) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and Exercisable	2,687,197	2,687,197
Exercise Price Per Share | (per share)	$ 0.86	₪ 3
Exercisable Through	October 2019	October 2019